Dividends	12 Months Ended
Dec. 31, 2024
Dividends [Abstract]
Dividends
22.	Dividends
In May 2022, the Company declared a special cash dividend of US$
0.63
 per ordinary share, or US$
1.26
per ADS, for an aggregate amount of approximately US$
2.0
 billion.
In March 2023, the Company declared a cash dividend of US$
0.31
per ordinary share, or US$
0.62
per ADS, for an aggregate amount of approximately US$
1.0
billion.

In March 2024, the Company declared an annual cash dividend for the year ended December 31,2023 of US$
0.38
per ordinary share, or US$
0.76
per ADS, for an aggregate amount of approximately US$
1.2 billion.